FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [Table Text Block]
	December 31, 2024			December 31, 2023
		Fair value measurement			Fair value measurement
	Carrying value	Level 1	Level 2	Carrying value	Level 1	Level 2
Financial assets
Marketable securities (Note 13)	$49,781	$49,718	$63	$62,380	$61,749	$631

Disclosure of detailed information about capital risk management [Table Text Block]
	December 31, 2024	December 31, 2023
Equity	$1,351,071	$1,358,120
Debt facilities	209,482	219,812
Lease liabilities	27,535	36,702
Less: cash and cash equivalents	(202,180)	(125,581)
	$1,385,908	$1,489,053

Disclosure of detailed information about financial liabilities [Table Text Block]
	Contractual Cash Flows	Less than 1 year	2 to 3 years	4 to 5 years	After 5 years
Trade and other payables	$103,895	$103,895	$-	$-	$-
Debt facilities	234,097	2,444	231,653	-	-
Lease liabilities	30,572	16,497	10,631	3,247	197
Other liabilities	5,587	-	329	5,258	-
Commitments	3,654	3,654	-	-	-
	$377,805	$126,490	$242,613	$8,505	$197

Disclosure of detailed information about currency risk [Table Text Block]
							December 31, 2024
	Cash and cash equivalents	Restricted cash	Value added taxes receivable	Trade and other receivables	Other financial assets	Trade and other payables	Net assets (liabilities) exposure	Effect of +/- 10% change in currency
Canadian Dollar	$1,097	$-	$-	$1,165	$1,282	($5,422)	($1,878)	($188)
Mexican Peso	25,748	86,726	44,614	-	-	(63,988)	93,100	9,310
	$26,845	$86,726	$44,614	$1,165	$1,282	($69,410)	$91,222	$9,122

Disclosure of detailed information about price risk [Table Text Block]
		December 31, 2024
	Effect of +/- 10% change in metal prices
	Silver	Gold	Total
Metals in inventory	$1,557	$676	$2,233
	$1,557	$676	$2,233